Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Schedule of Earnings per share

	Year ended December 31, 2024
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share (in dollars)
Profit attributable to the parent	$1,104,213	15,762,887	$0.07

	Year ended December 31, 2023
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share (in dollars)
Profit attributable to the parent	$1,418,643	15,762,887	$0.09